SUPPLEMENTAL CASH FLOW INFORMATION - Other Items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash Flow Statement [Abstract]
Stock-based compensation	$ 4	$ 4
Pension funding (greater) less than expense	(2)	(2)
Cash interest paid less than interest expense	10	0
Amortization of debt issue costs	2	2
Unrealized loss on outstanding forwards	1	3
Unrealized foreign exchange loss (gain) on translation of monetary balances	2	(9)
Other	(1)	(3)
Other items	$ 16	$ (5)